Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 63,670	$ 65,711
Marketable securities - current		3
Accounts receivable	751	871
Restricted cash	507	500
Refundable deposits	208	245
Financial liabilities
Short-term borrowings		2,480
Accounts payable	314	266
Accrued compensation	549	210
Accrued expenses	2,158	3,828
Carrying Amount
Financial assets
Cash and cash equivalents	63,670	65,711
Marketable securities - current		3
Accounts receivable	751	871
Restricted cash	507	500
Refundable deposits	208	245
Financial liabilities
Short-term borrowings		2,480
Accounts payable	314	266
Accrued compensation	549	210
Accrued expenses	2,158	3,828
Estimated Fair Value
Financial assets
Cash and cash equivalents	63,670	65,711
Marketable securities - current		3
Accounts receivable	751	871
Restricted cash	507	500
Refundable deposits	208	245
Financial liabilities
Short-term borrowings		2,480
Accounts payable	314	266
Accrued compensation	549	210
Accrued expenses	$ 2,158	$ 3,828